Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of provision for income taxes

	Years Ended December 31,
	2017	2016	2015
Income before provision (benefit) for income taxes:
United States	$144,585	$125,540	$159,790
Foreign	3,698	2,642	1,844

Total	$148,283	$128,182	$161,634

Provision (benefit) for income taxes:
Current:
US federal	$54,808	$49,131	$40,324
State and local	6,451	6,002	3,116
Foreign	1,439	1,237	766

Total current	62,698	56,370	44,206

Deferred:
US federal	(156,655)	(14,841)	10,990
State and local	(1,280)	401	52
Foreign	17	—	—

Total deferred	(157,918)	(14,440)	11,042

Total United States	(96,676)	40,693	54,482
Foreign	1,456	1,237	766

Total provision (benefit) for income taxes	$(95,220)	$41,930	$55,248

Schedule of effective tax rate difference from the statutory federal income tax rate

	Years Ended December 31,
	2017	2016	2015
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.9%	2.0%	2.3%
Domestic manufacturing deduction	(3.6)%	(3.6)%	(2.9)%
Tax Cuts and Jobs Act	(97.4)%	—%	—%
Other	(0.1)%	(0.7)%	(0.2)%

Effective income tax rate	(64.2)%	32.7%	34.2%

Schedule of significant portion of deferred tax assets and liabilities

	December 31,
	2017	2016
Deferred tax assets resulting from:
Accrued compensation costs	$5,091	$8,200
Pension and postretirement benefits	5,267	16,010
Stock based compensation	8,200	10,433
State tax credit and net operating loss carry-forwards	4,090	2,819
Other	5,286	5,519

Total deferred tax assets	$27,934	$42,981

Valuation allowance	(822)	—

Net deferred tax assets	$27,112	$42,981

Deferred tax liabilities resulting from:
Depreciable assets	(246,518)	(398,921)
Goodwill and intangible assets	(28,359)	(40,810)
Other	(4,336)	(8,811)

Total deferred tax liabilities	$(279,213)	$(448,542)

Net deferred tax liabilities	$(252,101)	$(405,561)